Intangible assets, airport concessions and goodwill - Net: - Movements of intangible assets of airport concessions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets:
Intangible assets and goodwill	$ 53,973,349	$ 52,182,311
Foreign currency translation	(1,842,679)	34,667
Additions	527,411	1,756,371
Intangible assets and goodwill	52,658,081	53,973,349
Accumulated amortization
Intangible assets:
Intangible assets and goodwill	(15,883,709)	(14,061,413)
Foreign currency translation	485,787	92,993
Additions	(1,994,899)	(1,915,289)
Intangible assets and goodwill	(17,392,821)	(15,883,709)
Concessions (Regulated Activity)
Intangible assets:
Intangible assets and goodwill	54,733,845	52,685,526
Foreign currency translation	(1,850,332)	(284,573)
Additions	134,622	219,336
Disposals transfers	3,424,706	2,113,556
Intangible assets and goodwill	56,442,841	54,733,845
Contracts assets
Intangible assets:
Intangible assets and goodwill	4,745,055	3,704,065
Foreign currency translation	(19,605)	8,403
Additions	2,692,694	3,146,143
Disposals transfers	(3,424,706)	(2,113,556)
Intangible assets and goodwill	3,993,438	4,745,055
Contractor advance
Intangible assets:
Intangible assets and goodwill	710,197	431,805
Foreign currency translation	(67)	(104)
Additions		278,496
Additions	(332,033)
Intangible assets and goodwill	378,097	710,197
Licenses Mexico
Intangible assets:
Intangible assets and goodwill	392,412	364,727
Additions	27,027	27,685
Intangible assets and goodwill	419,439	392,412
Commercial Right's (Unregulated Activity)
Intangible assets:
Intangible assets and goodwill	6,672,307	6,490,236
Foreign currency translation	(324,598)	182,071
Intangible assets and goodwill	6,347,709	6,672,307
Goodwill | Gross carrying amount
Intangible assets:
Intangible assets and goodwill	2,603,242	2,567,365
Foreign currency translation	(133,864)	35,877
Intangible assets and goodwill	$ 2,469,378	$ 2,603,242